Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 1,000	$ 18,200	$ 3,000
Amortization of intangible assets	59,000	75,000	81,900
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges	16,900	260,300
Other Intangible Assets [Member] | Cost Of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges	1,800	191,200
Other Intangible Assets [Member] | Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges	15,100	$ 68,800
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets			11,600
In-process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges of definite-life intangibles assets	1,000
Impairment charges	$ 18,200		$ 3,000
Finite-Lived Intangible Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate (as a percent)	14.00%	13.00%
Finite-Lived Intangible Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate (as a percent)	15.00%	14.00%